Securities and Exchange Commission
Washington, DC 20549

Notification of Redemption of Securities Pursuant to Rule 23c-2
Under the Investment Company Act of 1940

Putnam Managed Municipal Income Trust
One Post Office Square, Boston, Massachusetts 02109

Securities Act File No. 333-145143
Investment Company Act File No. 811-5740

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of Securities to be redeemed:

Remarketed Preferred Shares ("RP"), without par value, liquidation preference of $100,000 per share, Series A and Series B, and liquidation preference of $50,000 per share, Series C.

(2) Date on which the securities may be called or redeemed:

The RP will be redeemed for each series on the following dates:

Series A on September 3, 2008
Series B on September 17, 2008
Series C on August 20, 2008

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

RP are to be redeemed in accordance with Article 12, Section 12.1, Part I, paragraph 4 of the Bylaws of Putnam Managed Municipal Income Trust, as amended.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

Putnam Managed Municipal Income Trust intends to redeem the following:

55 outstanding shares of Series A RP
55 outstanding shares of Series B RP
220 outstanding shares of Series C RP

Such redemption of each series of outstanding RP shall be effected by lot.

Signature:

Pursuant to the requirements of Rule 23c-2, Putnam Managed Municipal Income Trust has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the Commonwealth of Massachusetts on this 18th day of July, 2008.

Putnam Managed Municipal Income Trust

By:	/s/ Jonathan S. Horwitz
Name: Jonathan S. Horwitz
Title: Senior Vice President
and Treasurer